Touchstone Dynamic Large Cap Growth Fund Expense Example, No Redemption - Touchstone Dynamic Large Cap Growth Fund - Class C	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 176
Expense Example, No Redemption, 3 Years	794
Expense Example, No Redemption, 5 Years	1,437
Expense Example, No Redemption, 10 Years	$ 3,166